CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income		$ 4,207,787		$ 315,359	$ 3,214,567
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability		7,444		8,556	(38,451)
Income tax		(1,791)		(4,940)	14,835
Net of tax amount		5,653		3,616	(23,616)
Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)
Unrealized gain/(loss)		3,994		(132,593)	56,496
Income tax	[2]	48,153	[1]	37,736	(12,607)
Net of tax amount		52,147		(94,857)	43,889
Gains on asset revaluation		0		3,561	0
Income tax		(142)		(1,211)	0
Net of tax amount		(142)		2,350	0
Total other comprehensive income that will not be reclassified to net income, net of tax		57,658		(88,891)	20,273
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
Gain/(loss) on investments recycled to profit or loss upon disposal		34,440		19,249	(1,533)
Unrealized (loss)/gain		(101,544)		39,089	35,476
Unrealized gain/(loss) for fair value hedging	[3]	6,285		(5,459)	(6,592)
Changes in loss allowance for credit losses		(233)		432	324
Income tax	[2]	9,527		(5,612)	0
Net of tax amount		(51,525)		47,699	27,675
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations		2,513,742		339,475	104,955
Loss on net investment hedge in foreign operations		(1,207,052)		(341,792)	(60,258)
Income tax		493,346		39,443	20,213
Net of tax amount	[4]	1,800,036		37,126	64,910
Unrealized gain on investments in associates and joint ventures using equity method		2,913		5,020	8,151
Income tax		(982)		(89)	(32)
Net of tax amount		1,931		4,931	8,119
Total comprehensive income that may be reclassified to net income, net of tax		1,750,442		89,756	100,704
Other comprehensive income, attributable to the owners of the Parent Company, net of tax		1,808,100		865	120,977
Other comprehensive income, attributable to the Non-controlling interest		6,540		441,199	6,056
Total comprehensive income		6,022,427		757,423	3,341,600
Total comprehensive income attributable to: Equity holders of the Parent Company		5,894,895		276,859	3,238,328
Total comprehensive income attributable to: Non-controlling interests		$ 127,532		$ 480,564	$ 103,272

[1]	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.
[2]	The tax related to financial instruments is segregated between equity instruments and debt instruments, in order to improve the presentation.
[3]	The Bank identified that the figures in 2020 and 2019 were included in line Unrealized (loss)/gain of Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI). In order to properly present the Bank reclassified fair value hedge of debt instruments with changes in other comprehensive income to the line Unrealized (loss)/gain of the fair value hedge. The net tax amount of the FVTOCI does not change. See note 5.2 Derivative financial instruments. The Bank determined the effects were inmaterial to its previously issued consolidated financial statements.
[4]	In 2021, the increase relates to devaluation amounting to 15.98% of Colombian peso against U.S. dollar.